UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2008
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


PC&J PRESERVATION
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2008, and Report of
Independent Registered Public Accounting Firm

------

------



PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited



The enclosed 2008 Annual Report is for your information and is provided in compliance with Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS
The unprecedented financial distress we experienced in 2008 was numbing in its severity. The explosion in home foreclosures undermined the value in billions of dollars of collateralized mortgage obligations, which ultimately led to the demise of investment-banking stalwart Lehman Brothers. The magnitude of the losses wiped out any future for mortgage insurers MBIA, Ambac and FGIC, and toppled industry giant AIG. Worldwide governments have promised support measured in the trillions of dollars to stave off a collapse in our interconnected financial systems.




AVERAGE ANNUAL TOTAL RETURNS


                               1 Yr.   5 Yrs   10 Yrs
Preservation
 Fund                          -5.00%   1.90%    3.20%
Lehman Inter
Gov/Credit                      5.08%   4.22%    5.43%
Treasury Bills
  (3 month)                     2.44%   3.32%    3.30%



The collapse of Lehman Brothers was the straw that broke the system's back. Banks quit lending to one another in an effort to preserve their cash; the commercial paper market closed causing a corporate scramble for cash; and individuals, seeking the safety of the Treasury market, began redeeming their money market holdings. Staving off a complete meltdown in our financial system, the U.S. government increased its bank lending facilities, began issuing commercial paper and guaranteed all participating money market fund balances as of a specific date.

Credit spreads at an already above-average level at the beginning of 2008 widened to reflect an almost complete aversion to risk. The yield spread between five-year, A-rated, investment-grade corporate bonds and Treasury bonds went from 200 basis points at the beginning of the year to 300 basis points at the end. At the same time, Treasury yields declined approximately 200 basis points. The combination of declining yields and widening spreads over the year produced a mixed bag of bond returns. Government and corporate bonds that maintained a high quality credit rating produced positive total returns, while all other bond returns were negative.

The PC&J Preservation Fund (the "Fund") is primarily composed of government and quality, investment-grade bonds. However, many of its high quality holdings in the financial services industry suffered from the deteriorating conditions in the credit markets. The Fund's performance was hurt by the positions it held in Morgan Stanley, Goldman Sachs and Lehman Brothers. Other investment-grade investments that were added over the year in anticipation of an improving credit market suffered price declines. The price losses in the Fund's financial and corporate bond holdings outweighed the price increases that occurred in its highest quality sectors. For the year, the Fund declined 5.00%, while the Lehman Intermediate Gov't/Credit Index, with its heavy weighting in Treasury and Government Agency bonds, provided a 5.08% return.

The price declines in 2008 have raised the yields on many of the Fund's investments. This provides investors with the opportunity to earn an attractive future return, expected later in 2009, when bond prices begin to discount a stabilizing economy.



PRESERVATION FUND EXPENSE RATIO*

Per May 1, 2008 Prospectus           1.20%
Per December 31, 2008 Annual Report  1.10%



* The expense ratio stated in the May 1, 2008 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2008 Annual Report includes only operating expenses of the Preservation Fund.

   PRESERVATION     LEHMAN INTER     TREASURY BILL
         GROWTH           GOV/CR            GROWTH

1998     10,000           10,000            10,000
1999      9,868           10,039            10,464
2000     10,791           11,055            11,073
2001     11,465           12,045            11,449
2002     12,151           13,231            11,634
2003     12,470           13,801            11,751
2004     12,809           14,221            11,912
2005     13,122           14,445            12,278
2006     13,628           15,035            12,849
2007     14,423           16,146            13,509
2008     13,702           16,966            13,839

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------

U.S. AGENCY OBLIGATIONS:

Maturity of 10 - 15  years:                   10.9%
 Federal Home Loan Mtg Corp Step-Up 1,
   5.000%, due 04-10-23                                $  300,000    $  300,143
 Federal Home Loan Banks Range Note 2,
   7.250%, due 05-08-23                                   500,000       493,750
 Federal Home Loan Mtg Corp Step-Up 1,
   5.250%, due 06-12-23                                   400,000       404,232

TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $1,200,000)                                                    1,198,125


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                  1.3
 Pepsi Bottling Holdings Inc.,
   5.625%, due 02-17-09                                   140,000       140,648


Maturity of 1 - 5 years:                       6.8
 Ryder System Inc.,
   4.625%, due 04-01-10                                    80,000        72,907
 Arrow Electronics Inc.,
   9.150%, due 10-01-10                                   100,000        97,170
 Williams Cos. Inc.,
   6.375%, due 10-01-10                                    50,000        46,612
 Oneok Inc.,
   7.125%, due 04-15-11                                   105,000       104,383
 AOL Time Warner Inc.,
   6.875%, due 05-01-12                                   210,000       203,865
 Alcoa Inc.,
   5.375%, due 01-15-13                                   250,000       223,806

                                                                        748,743

Maturity of 5 - 10 years:                     14.6
 Lehman Bros Holdings Inc., 6
   0.000%, due 03-13-14                                   148,000        14,060
 HSBC Finance Corp.,
   6.000%, due 08-15-14                                   275,000       253,010
 Bear Stearns Cos. Inc.,
   5.700%, due 11-15-14                                   162,000       159,208
 OGE Energy Corp.,
   5.000%, due 11-15-14                                   250,000       235,987
 Nabisco Inc.,
   7.550%, due 6-15-15                                    100,000       102,174
 Alltel Corp.,
   7.000%, due 03-15-16                                   100,000        98,750



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2008



                                               PERCENT
                                                OF NET     PRINCIPAL
SECURITY                                        ASSETS       AMOUNT        VALUE
-------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):

 Goldman Sachs Group Inc.,
   5.625%, due 01-15-17                                    $  350,000    $  291,730
 Terex Corp.,
   8.000%, due 11-15-17                                       250,000       212,500
 Merrill Lynch Co. Inc.,
   6.500%, due 07-15-18                                       230,000       232,216

                                                                          1,599,635

Maturity of 10 - 15 years:                         8.2%
 General Electric Capital Corp. Step-Up 1,
   4.875%, due 10-28-21                                       200,000       189,241
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 12-21-21                                       125,000       119,688
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 01-18-22                                        50,000        47,875
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 02-01-22                                       175,000       167,563
 Dow Chemical Co.,
   7.375%, due 03-01-23                                       200,000       187,335
 Morgan Stanley Curve Accrual 2,
   8.375%, due 04-25-23                                       250,000       186,875

                                                                            898,577


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $3,789,535)                                30.9                    3,387,603


TAXABLE MUNICIPAL OBLIGATIONS 4:

Maturity of less than 1 year:                      2.2
 West Haven, CT General Obligation
   6.125%, due 02-01-09                                       100,000       100,023
 Dayton, OH Econ. Dev. Taxable Bonds,
   6.380%, due 12-01-09                                       140,000       142,591

                                                                            242,614


Maturity of 1 - 5 years:                           2.3
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                       250,000       250,000





See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2008



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------

Maturity of 5 - 10 years:                         6.8%
 Nebraska Public Power District Revenue,
   5.140%, due 01-01-14                                   $  310,000    $  305,576
 Reeves County TX Cert. of Participation,
   6.550%, due 12-01-16                                      115,000        93,334
 Hazelwood MO Industrial Dev. Auth. Rev,
   5.640%, due 02-01-18                                      150,000       148,527
 Maryland Heights MO Tax Incremnt Rev,
   7.000%, due 09-01-18                                      200,000       198,082

                                                                           745,519


Maturity of 10 - 20 years:                       16.1
 Portland OR Weekly Auction Notes, 7
   0.150%, due 06-01-19                                      150,000       150,000
 Hudson Cnty NJ Lease Revenue,
   7.950%, due 09-01-19                                      300,000       304,860
 Dekalb Cnty GA Dev Authority Revenue,
   6.875%, due 03-01-20                                      275,000       276,422
 Hopkins MN General Obligation,
   7.100%, due 02-01-21                                      150,000       150,350
 Minneapolis & St. Paul Met. Gen. Oblig.,
   6.850%, due 01-01-22                                      295,000       310,936
 KFW Frankfurt Bank Range Notes 2,
   7.000%, due 05-07-23                                      250,000       236,250
 San Bernadino Cnty CA Pension Oblig.,
   6.020%, due 08-01-23                                      250,000       236,972
 Pennsylvania Turnpike,
   7.470%, due 06-01-25                                      100,000        99,991

                                                                         1,765,781


Maturity of 20 - 30 years:                        5.0
 Alameda Corridor Transit Authority CA,
   6.600%, due 10-01-29                                      200,000       180,066
 Frisco TX COP,
   6.375%, due 02-15-33                                      360,000       361,944

                                                                           542,010


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,656,358)                   32.4                    3,545,924


TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $8,645,893)                               74.2                    8,131,652




See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2008



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS      AMOUNT        VALUE
----------------------------------------    --------    ---------    ----------

LEASE ASSIGNMENTS:                              1.3%
 PHS Indian Health Service Lease 2, 5
   7.000%, due 05-01-10                                              $   91,742
 Ford Motor Co. ESA Lease 2, 5
   12.524%, due 06-01-13                                                 53,675


TOTAL LEASE ASSIGNMENT
 (Cost $271,475)                                                        145,417


WARRANTS:                                       1.2
 X-Alpha Call Warrants                                     22,500       129,375

TOTAL WARRANTS
 (Cost $224,438)                                                        129,375


NON-CONVERTIBLE PREFERRED STOCK:                6.5     SHARES
                                                        ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                       5,000        95,280
 FPL Group Cap. Tr. I Pfd., 5.875%                          5,300       122,960
 Georgia Power Cap. Tr. VII Pfd., 5.875%                    5,200       119,392
 JP Morgan Chase Cap. XVI Pfd., 6.350%                      5,200       111,176
 Lincoln Natl. Cap. VI Pfd. F, 6.750%                       5,200        92,248
 Metlife Inc. Pfd. B, 6.500%                                5,200        88,764
 Powershares ETF Trust Finl. Pfd.                           5,900        77,762


TOTAL NON-CONVERTIBLE PREFERRED
 STOCK (Cost $860,447)                                                  707,582


EXCHANGE TRADED DEBT:                           5.1
 AT&T Inc. Senior Notes, 6.375%                             5,000       124,700
 Comcast Corp. Notes, 6.625%                                5,400       110,808
 General Elec. Cap. Corp. Pines, 6.100%                     5,000       111,850
 Metlife Inc. Senior Notes, 5.875%                          5,175       113,850
 Viacom Inc. Senior Notes 6.850%                            5,544       101,344


TOTAL EXCHANGE TRADED DEBT
 (Cost $615,586)                                                        562,552


INVESTMENT COMPANIES:                          10.3
 Highland Floating Rate A                                  35,270       192,576
 Oppenheimer Sr. Floating Rate A                           36,400       210,029
 Vanguard Money Market Reserves                           550,000       550,000
 First American Treasury Obligations                      170,593       170,593

TOTAL INVESTMENT COMPANIES
 (Cost $1,405,593)                                                    1,123,198




See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2008

                             PERCENT
                              OF NET         PRINCIPAL
SECURITY                      ASSETS          AMOUNT          VALUE
--------                      ------          ------          -----

TOTAL INVESTMENTS
 (Cost $12,023,432) 3         98.6%                    $ 10,799,776


ASSETS LESS OTHER LIABILITIES  1.4                          152,811


NET ASSETS                   100.0%                     $10,952,587


























1 Interest rates listed for step-up bonds are the rates as of December 31, 2008. 2 Security valued according to "good faith pricing" guidelines. (See Note A)
3 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)
4 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid.
6 Security is in default as of December 31, 2008.
7 Variable interest rate. Interest rate listed is the rate as of December 31, 2008.

See notes to financial statements

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008




ASSETS:
Investments in securities, at value
 (Cost basis - $12,023,432) (Notes A & D)                            $10,799,776
Receivables - Dividends and Interest                                     164,413
Receivables - Fund shares sold                                            18,425

Total assets                                                          10,982,614

LIABILITIES:
Accrued expenses (Note B)                                                (10,027)
Payables - Fund shares redeemed                                          (20,000)

Total liabilities                                                        (30,027)


NET ASSETS                                                           $10,952,587



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of year                                                     1,152,637
 Net increase  (Note C)                                                    8,995

 End of year                                                           1,161,632





NET ASSET VALUE, offering price and redemption price per share       $      9.43



NET ASSETS CONSIST OF:
 Paid in capital                                                     $12,472,120
 Net unrealized depreciation on investments                           (1,223,656)
 Undistributed net investment income                                       5,755
 Accumulated net realized loss on investments                           (301,632)

 Net Assets                                                          $10,952,587






See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008




INVESTMENT INCOME (Note A):
 Interest                                                           $   544,827
 Dividends                                                              159,619

Total investment income                                                 704,446

EXPENSES (Note B):
 Investment advisory fee                                                 58,116
 Management fee                                                          69,740

Total expenses                                                          127,856


NET INVESTMENT INCOME                                                   576,590


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                         6,317
 Change in unrealized appreciation/(depreciation) of investments     (1,158,885)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (1,152,568)


NET DECREASE IN NET ASSETS FROM OPERATIONS                          $  (575,978)







See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                                  For The Years Ended December 31,
                                                                      2008                    2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                            $   576,590             $   566,985
 Net realized gain/(loss) on investments                                6,317                 (17,582)
 Change in unrealized appreciation/(depreciation)
      of investments                                               (1,158,885)                157,633

Net increase (decrease) in net assets from operations                (575,978)                707,036

DECREASE IN NET ASSETS RESULTING FROM
 DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                          (576,423)               (566,481)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                                   26,735                (985,102)

Total decrease in net assets                                       (1,125,666)               (844,547)

NET ASSETS:
 Beginning of year                                                  12,078,253              12,922,800

 End of year                                                       $10,952,587             $12,078,253




UNDISTRIBUTED NET INVESTMENT INCOME                                $     5,755             $     5,588








See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is the generation of income and the preservation of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Fixed income securities, both short-term and long-term, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008


The following table summarizes the inputs used to value the Fund's net assets as of December 31, 2008.




Valuation Inputs                          Investments in Securities ($000)
Level 1 - Quoted Prices                                           $ 9,002
Level 2 - Other Significant Observable Inputs                       1,706
Level 3 - Significant Unobservable Inputs                              92
   Total                                                          $10,800
                                                                  --------


                                                               Measurements
                                           Using Unobservable Inputs ($000)
                                                                  (Level 3)

                                                                 Securities


Beginning Balance December 31, 2007                                $   142

Total gains or losses (realized/unrealized) included in
earnings                                                                 2

Purchases, sales, issuances, settlements and return of
capital (net)                                                         (52)

Transfers in and/or out of Level 3                                       0

Ending Balance December 31, 2008                                   $    92
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still
 held at the reporting date                                        $     2
                                                                   ========




(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2008, the Fund has a capital loss carry forward of $301,632, of which $98,440 can be carried forward through 2011, $35,450 through 2012, $29,688 through 2013, $120,473 through 2014 and $17,581 through 2015. These losses can be used to offset future gains. The Fund reclassified $145,954 against paid-in-capital as a result of the expiration of a capital loss carry forward originating in 2000. See Note E for further disclosure regarding adoption of FASB Interpretation 48. The adoption has no material impact on the financial statements; furthermore, management anticipates no impact on future financial statements.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008


(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.


B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $58,116 for the year ended December 31, 2008.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $4,500 for the year ended December 31, 2008.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $69,740 for the year ended December 31, 2008.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.  CAPITAL  SHARE  TRANSACTIONS



                                       For the Year Ended                            For the Year Ended
                                        December 31, 2008                              December 31, 2007
                                         -------------------

                                 Shares               Dollars                  Shares             Dollars
                                 ------               -------                  ------             -------
  Subscriptions                  132,165            $ 1,356,449              103,358            $ 1,102,488
  Reinvestment of distributions   61,452                576,423               54,105                566,481
                                 -------           ------------            ---------           ------------
                                 193,617              1,932,872              157,463              1,668,969
  Redemptions                   (184,622)            (1,906,137)            (248,847)            (2,654,071)
                                 -------           ------------            ---------           ------------
  Net decrease                     8,995            $    26,735              (91,384)           $  (985,102)

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2008


D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2008, aggregated $6,512,949 and $2,468,750, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2008, aggregated $1,399,600 and $4,165,000, respectively.

At December 31, 2008, gross unrealized appreciation on investments was $26,447 and gross unrealized depreciation on investments was $1,250,103, for a net unrealized depreciation of $1,223,656 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid



For the Year Ended December 31, 2008
-------------------------------------

Ordinary Income    Capital Gains    Total Distribution
---------------    -------------    -------------------
$       576,423    $           0    $          576,423
===============    =============    ===================




For the Year Ended December 31, 2007
------------------------------------

Ordinary Income    Capital Gains    Total Distribution
---------------    -------------    ------------------
$       566,481    $           0    $          566,481
===============    =============    ==================







Tax Basis of Distributable Earnings
As of December 31, 2008

Undistributed       Undistributed
  Ordinary           Accumulated         Unrealized
   Income          Realized Losses      Depreciation
-------------     -----------------    -------------
$       5,755     $       (301,632)    $  (1,223,656)
=============     =================    ==============

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 9.6%.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return, and is effective for the Fund's fiscal year beginning January 1, 2007. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008) for purposes of implementing FIN 48, and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund's financial statements.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS



Selected Data for Each Share of Capital              For The Years Ended December 31,
Stock Outstanding Throughout the Period     2008        2007        2006        2005         2004
                                          --------    --------    --------    --------    --------

NET ASSET VALUE-BEGINNING OF PERIOD       $ 10.48     $ 10.39     $ 10.52     $ 10.74     $ 10.88

Income from investment operations:
   Net investment income                     0.52        0.52        0.53        0.49        0.44
   Net realized and unrealized
     gain (loss) on securities              (1.05)       0.09       (0.12)      (0.23)      (0.14)
TOTAL FROM INVESTMENT OPERATIONS            (0.53)       0.61        0.41        0.26        0.30

Less distributions:
   From net investment income               (0.52)      (0.52)      (0.54)      (0.48)      (0.44)
TOTAL DISTRIBUTIONS                         (0.52)      (0.52)      (0.54)      (0.48)      (0.44)

NET ASSET VALUE-END OF PERIOD             $  9.43     $ 10.48     $ 10.39     $ 10.52     $ 10.74

TOTAL RETURN                               (5.00%)       5.83%       3.86%       2.44%       2.72%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                 1.10%        1.10%       1.10%       1.10%       1.02%
   Net investment income                    4.96%        4.58%       4.49%       4.04%       3.83%

Portfolio turnover rate                    65.51%       31.76%       5.99%      16.10%      37.75%

Net assets at end of period (000's)       $10,953      $12,078     $12,923     $15,444     $17,328





See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
PC&J Preservation Fund:

We have audited the accompanying statement of assets and liabilities of PC&J Preservation Fund (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

February 20, 2009
Cincinnati, Ohio

------

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2008 (Unaudited)


FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2008) and held for the six months ended December 31, 2008.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                          Beginning Account     Ending Account
                                Value               Value          Expenses Paid
                             July 1, 2008     December 31, 2008   During Period*
                          ==================  ==================  ===============

Actual
                          $         1,000.00  $           945.54  $          5.38

Hypothetical (5% return
before expenses)          $         1,000.00  $         1,019.64  $          5.58




* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the Fund's fiscal year.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2008 (Unaudited)


PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------
U.S. Agency Obligations                     10.9%
U.S. Corporate Obligations                  30.9
Taxable Municipal Obligations               32.4
Lease Assignments                            1.3
Warrants                                     1.2
Non-Convertible Preferred Stock              6.5
Exchange Traded Debt                         5.1
Investment Companies                        10.3
Assets Less Other Liabilities                1.4
Total                                      100.0%
                                 ----------------



PC&J PRESERVATION FUND
----------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

John W. Lohbeck
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1949      Trustee                      2008                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
From September 2005 to present, consultant with Battelle
& Battelle LLP; from December 1990 to August 2005, COO of
Wagner Smith Co.                                          None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J PRESERVATION FUND

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------

President of Adviser and PC&J Service Corp. since 1998;

 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------

Secretary and Director of Adviser and PC&J Service Corp since
1982; Chief Investment Officer of the Adviser since 1982.
                                                           None
---------------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2007          $ 16,750
     FY 2008          $ 18,512



(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2007          $ None                         $ None
     FY  2008          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2007          $ 1,918                              $ None
     FY  2008          $ 2,032                              $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2007          $ None                         $ None
     FY  2008          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                     None
Tax Fees:                None                     None
All Other Fees:          None                     None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2007          $ 1,918                         $ None
     FY 2008          $ 2,032                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 23, 2009

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 23, 2009